per share amounts (Details) - shares shares in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Effect of dilutive securities
Basic total weighted average number of Common Shares outstanding	[1]	1,278	1,203	1,263	1,202
Effect of dilutive securities - Restricted share units		2		1
Diluted total weighted average number of Common Shares outstanding		1,280	1,203	1,264	1,202
Restricted share units
Effect of dilutive securities
Outstanding share awards excluded in the calculation of diluted net income per Common Share		0		0
Share option awards
Effect of dilutive securities
Outstanding share awards excluded in the calculation of diluted net income per Common Share		0		2

[1]	Amounts reflect retrospective application of March 17, 2020, share split (see Note 28(b)).